MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Schedule of Amortized Cost and Gross Unrealized Holding Gains and Losses of Available-for-Sale Marketable Securities
As of December 31, 2015 and 2016, the fair value, amortized cost and gross unrealized holding gains and losses of available-for-sale marketable securities were as follows:

	December 31, 2016
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value

Government debentures – fixed interest rate	$3,167	-	$(3)	$3,164
Corporate debentures – fixed interest rate	32,473	-	(189)	32,284

	$35,640	-	$(192)	$35,448

	December 31, 2015
		Gross	Gross
	Amortized	unrealized	unrealized	Fair
	cost	gains	losses	value

Government debentures – fixed interest rate	$5,242	-	$(19)	$5,223
Corporate debentures – fixed interest rate	34,663	-	(235)	34,428

	$39,905	-	$(254)	$39,651